Business combination (Details Narrative) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 21, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash and cash equivalents		$ 10,417	$ 12,119	$ 10,417	$ 20,439
Difference contributed revenue
Net income		$ 283	(13,445)	(10,825)
Proforma consolidated revenue				68,143
Proforma consolidated net losses				$ (8,514)
Fair value of replacement stock-based awards attributable to pre-acquisition service	$ 682		682
Fair value of the replacement awards attributed to the post-acquisition service			225
Decrease in investment portfolio			1,100
Gain on acquisition previously disclosed			15,886
Investment portfolio previously disclosed			23,904
Gain on acquisition			14,786
Transaction costs			$ 1,645
TSX [Member]
Statement Line Items [Line Items]
Closing price per share			$ 4.68
Business combinations [Member]
Statement Line Items [Line Items]
Mogo Finance common shares already held by Difference			2,549,163
Cash and cash equivalents	10,246
Gain on acquisition	$ 14,786